SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income (Loss) per Common Stock (Q3) (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Class A Common Stock [Member]
Numerator [Abstract]
Allocation of net income (loss), as adjusted	$ 3,359,931			$ (131,514)		$ (3,254,481)	$ 34,308,469
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)	13,225,000	13,225,000	13,225,000	1,356,410	13,225,000	7,779,412	13,225,000
Diluted weighted average shares outstanding (in shares)	13,225,000	13,225,000	13,225,000	1,356,410	13,225,000	7,779,412	13,225,000
Basic net income (loss) per share (in dollars per share)	$ 0.25	$ (0.14)	$ 0.15	$ (0.10)	$ 0.01	$ (0.42)	$ 0.26
Diluted net income (loss) per share (in dollars per share)	$ 0.25	$ (0.14)	$ 0.15	$ (0.10)	$ 0.01	$ (0.42)	$ 0.26
Class B Common Stock [Member]
Numerator [Abstract]
Allocation of net income (loss), as adjusted	$ 839,983			$ (283,040)		$ (1,308,868)	$ 857,717
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)	3,306,250	3,306,250	3,306,250	2,919,231	3,306,250	3,128,676	3,306,250
Diluted weighted average shares outstanding (in shares)	3,306,250	3,306,250	3,306,250	2,919,231	3,306,250	3,128,676	3,306,250
Basic net income (loss) per share (in dollars per share)	$ 0.25	$ (0.14)	$ 0.15	$ (0.10)	$ 0.01	$ (0.42)	$ 0.26
Diluted net income (loss) per share (in dollars per share)	$ 0.25	$ (0.14)	$ 0.15	$ (0.10)	$ 0.01	$ (0.42)	$ 0.26
Warrants [Member]
Net Income per Common Stock [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)						10,757,500	10,757,500